UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                                ------------------

Check here if Amendment [ ]; Amendment Number:  _______
      This Amendment (Check only one):          [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Shenkman Capital Management, Inc.
                 -------------------------------------------
Address:         461 Fifth Avenue, 22nd Floor
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                 New York, New York 10017
                 -------------------------------------------


Form 13F File Number: 28-10621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard H. Weinstein
                  ------------------------
Title:            Executive Vice President
                  ------------------------
Phone:            212-867-9090
                  ------------------------

Signature, Place, and Date of Signing:

     /s/ Richard H. Weinstein         New York, New York        February 7, 2006
     ------------------------        ------------------         ----------------
         [Signature]                    [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                         ------------

Form 13F Information Table Entry Total:  54
                                         ------------

Form 13F Information Table Value Total:  314,188
                                         ------------
                                         (thousands)


List of Other Included Managers:    None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            None.


SHENKMAN CAPITAL MANAGEMENT, INC.                         13F SECURITIES HOLDINGS                                   AS OF 12/31/2005

                                                                                                                  VOTING AUTHORITY
                                                       VALUE      SHRS OR    SH/  PUT/  INVESTMENT   OTHER        ----------------
  NAME OF ISSUER       TITLE OF CLASS      CUSIP      (X$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED NONE
  --------------       --------------      -----      --------    -------    ---  ----  ----------  --------     ----    ------ ----

ALLIANT TECHSYSTEMS
INC                    NOTE 2.750% 2/1   018804AH7      7,219    6,715,000   PRN           Sole                6,715,000
ALLIED WASTE INDS
INC                    SDCV 4.250% 4/1   019589AD2      1,211    1,400,000   PRN           Sole                1,400,000
ALPHA NATURAL
RESOURCES INC          COM               02076X102      1,114       58,000   SH            Sole                   58,000
AMERICAN TOWER CORP    CL A              029912201        352       13,000   SH            Sole                   13,000
AVISTAR COMMUNICA-
TIONS CORP             COM NEW           05379X208         25       16,000   SH            Sole                   16,000
CENTERPOINT ENERGY
INC                    NOTE 2.875% 1/1   15189TAL1      2,048    1,900,000   PRN           Sole                1,900,000
CHESAPEAKE ENERGY
CORP                   PFD CONV          165167842      4,053       42,500   SH            Sole                   42,500
CITADEL BROADCAST-
ING CORP               NOTE 1.875% 2/1   17285TAB2      5,434    7,000,000   PRN           Sole                7,000,000
COMPTON PETE CORP      COM               204940100      3,675      250,000   SH            Sole                  250,000
CONSOL ENERGY INC      COM               20854P109        342        5,250   SH            Sole                    5,250
CYTYC CORP             NOTE 2.250% 3/1   232946AB9      4,885    4,435,000   PRN           Sole                4,435,000
DARLING INTL INC       COM               237266101         44       11,000   SH            Sole                   11,000
DEL MONTE FOODS CO     COM               24522P103        104       10,000   SH            Sole                   10,000
DISNEY WALT CO         NOTE 2.125% 4/1   254687AU0     17,983   17,900,000   PRN           Sole               17,900,000
DYNEGY INC NEW         CL A              26816Q101        121       25,000   SH            Sole                   25,000
EASTMAN KODAK CO       NOTE 3.375%10/1   277461BE8        191      200,000   PRN           Sole                  200,000
ECHOSTAR COMMUNICA-
TIONS NEW              NOTE 5.750% 5/1   278762AG4     85,505   87,250,000   PRN           Sole               87,250,000
ECHOSTAR COMMUNICA-
TIONS NEW              CL A              278762109      1,583       58,250   SH            Sole                   58,250
FAIR ISAAC CORP        NOTE 1.500% 8/1   303250AD6      3,431    3,045,000   PRN           Sole                3,045,000
FISHER SCIENTIFIC
INTL INC               NOTE 3.250% 3/0   338032AX3      7,815    7,815,000   PRN           Sole                7,815,000
FISHER SCIENTIFIC
INTL INC               COM NEW           338032204        340        5,500   SH            Sole                    5,500
GENERAL MTRS CORP      DEB SR CONV A     370442741     25,356    1,214,665   PRN           Sole                1,214,665
GRAY TELEVISION INC    COM               389375106        112       13,000   SH            Sole                   13,000
HORNBECK OFFSHORE
SVCS INC N             COM               440543106        213        6,500   SH            Sole                    6,500
JLG INDS INC           COM               466210101        263        5,750   SH            Sole                    5,750
JOY GLOBAL INC         COM               481165108        246        6,150   SH            Sole                    6,150


                                                                                                                  VOTING AUTHORITY
                                                       VALUE      SHRS OR    SH/  PUT/  INVESTMENT   OTHER        ----------------
  NAME OF ISSUER       TITLE OF CLASS      CUSIP      (X$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED NONE
  --------------       --------------      -----      --------    -------    ---  ----  ----------  --------     ----    ------ ----

K2 INC                 COM               482732104        121       12,000   SH            Sole                   12,000
LIBERTY MEDIA CORP
NEW                    COM SER A         530718105         79       10,000   SH            Sole                   10,000
LIN TELEVISION CORP    SDEB 2.500% 5/1   532776AL5        355      400,000   PRN           Sole                  400,000
LIONS GATE ENTMNT
CORP                   COM NEW           535919203        154       20,000   SH            Sole                   20,000
LODGENET ENTMT CORP    COM               540211109      1,210       86,800   SH            Sole                   86,800
MANITOWOC INC          COM               563571108        201        4,000   SH            Sole                    4,000
MEDIACOM COMMUNICA-
TIONS CORP             NOTE 5.250% 7/0   58446KAA3     33,224   33,475,000   PRN           Sole               33,475,000
NEWFIELD EXPL CO       COM               651290108      2,003       40,000   SH            Sole                   40,000
OMNICARE INC           DBCV 3.250%12/1   681904AL2      4,963    5,000,000   PRN           Sole                5,000,000
PHARMACEUTICAL RES
INC                    NOTE 2.875% 9/3   717125AC2     11,118   13,350,000   PRN           Sole               13,350,000
PPL CORP               COM               69351T106        265        9,000   SH            Sole                    9,000
PRIDE INTL INC DEL     NOTE 3.250% 5/0   74153QAD4        926      700,000   PRN           Sole                  700,000
PRIDE INTL INC DEL     COM               74153Q102        308       10,000   SH            Sole                   10,000
RANGE RES CORP         COM               75281A109      1,771       67,250   SH            Sole                   67,250
RITE AID CORP          NOTE 4.750% 12/0  767754BA1     22,008   22,400,000   PRN           Sole               22,400,000
ROPER INDS INC NEW     NOTE 1.481% 1/1   776696AA4      5,269    9,600,000   PRN           Sole                9,600,000
RPM INTL INC           NOTE 1.389% 5/1   749685AK9      2,328    4,400,000   PRN           Sole                4,400,000
STEWART ENTERPRISES
INC                    CL A              860370105         81       15,000   SH            Sole                   15,000
SINCLAIR BROADCAST
GROUP INC              NOTE 4.875% 7/1   829226AU3     13,893   15,900,000   PRN           Sole               15,900,000
SINCLAIR BROADCAST
GROUP INC              SDCV 6.000% 9/1   829226AV1      3,451    3,927,400   PRN           Sole                3,927,400
SMURFIT-STONE CON-
TAINER CORP            PFD CV EX A 7%    832727200      1,308       57,817   SH            Sole                   57,817
SYNAGRO TECHNOLO-
GIES INC               COM NEW           871562203        106       25,000   SH            Sole                   25,000
TEMPUR PEDIC INTL
INC                    COM               88023U101        121       10,500   SH            Sole                   10,500
VALEANT PHARMACEU-
TICALS INTL            NOTE 3.000% 8/1   91911XAB0     11,142   12,900,000   PRN           Sole               12,900,000
VALERO ENERGY CORP
NEW                    COM               91913Y100        361        7,000   SH            Sole                    7,000
WATSON PHARMACEU-
TICALS INC             DBCV 1.750% 3/1   942683AC7      5,444    5,700,000   PRN           Sole                5,700,000
WILLIAMS COS INC
DEL                    COM               969457100        209        9,000   SH            Sole                    9,000
WYETH                  DBCV 1/1          983024AD2     18,104   17,450,000   PRN           Sole               17,450,000

                                     TOTAL (x$1,000)  314,188
